INCOME TAX - Schedule of Net Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforward	$ 20,131,000	$ 13,536,000
Total deferred tax assets	46,156,000	32,197,000
Valuation allowance	(45,923,000)	(31,939,000)
PRIVETERRA ACQUISITION CORP.
Deferred tax assets
Net operating loss carryforward		25,360
Startup Costs	1,231,442	364,454
Unrealized gain/loss - Trust	(588,900)
Total deferred tax assets	642,542	389,814
Valuation allowance	(1,231,441)	$ (389,814)
Deferred tax assets, net of allowance	$ (588,899)